Loss Per Share (Tables)	12 Months Ended
Mar. 31, 2020
Earnings Per Share [Abstract]
Computation of Basic and Diluted Loss Per Share

The following is the reconciliation of the loss attributable to ordinary shareholders (including Class B shareholders) and weighted average number of ordinary shares (including Class B shares) used in the computation of basic and diluted loss per share for the year ended March 31, 2018, 2019 and 2020:

	For the year ended March 31
Particulars	2018	2019	2020
Loss attributable to ordinary shareholders (including Class B shareholders)	(218,412)	(167,759)	(447,781)
Weighted average number of ordinary shares (including Class B shares) outstanding used in computing basic loss per share	100,394,080	103,989,421	105,190,507
Weighted average number of ordinary shares (including Class B shares) outstanding used in computing dilutive loss per share	100,394,080	103,989,421	105,190,507
Loss per share (USD)
Basic	(2.18)	(1.61)	(4.26)
Diluted	(2.18)	(1.61)	(4.26)